Supplemental Oil and Gas Reserve Information (Unaudited) (Summary of Capitalized Costs of Oil and gas Properties) (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Properties subject to amortization	$ 18,626,746	$ 26,642,325
Accumulated depletion	(15,189,716)	(14,935,386)
Net capitalized costs	$ 3,437,030	$ 11,706,939